Stock-Based Compensation Plans (Tables)	12 Months Ended
Mar. 31, 2012
Weighted-Average Assumptions used to Determine Fair Value of Stock Acquisition Rights Granted

was 813 yen, 1,036 yen and 345 yen, respectively. The fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense for the fiscal years ended March 31, 2010, 2011 and 2012 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Fiscal year ended March 31
	2010		2011		2012
Weighted-average assumptions
Risk-free interest rate	2.08%		1.60%		1.08%
Expected lives	6.49	years	6.64	years	6.77	years
Expected volatility*	33.70%		35.74%		36.88%
Expected dividends	0.99%		0.83%		1.85%

*	Expected volatility was based on the historical volatilities of Sony Corporation’s common stock over the expected life of the stock acquisition rights.

Stock Acquisition Rights Plan
Summary of Activities Regarding Equity-Based Compensation Plan

A summary of the activities regarding the stock acquisition rights plan during the fiscal year ended March 31, 2012 is as follows:

	Fiscal year ended March 31, 2012
	Number of shares	Weighted- average exercise price	Weighted- average remaining life	Total intrinsic value
		Yen	Years	Yen in millions
Outstanding at beginning of the fiscal year	17,011,400	3,458
Granted	2,537,500	1,520
Exercised	1,500	2,347
Forfeited or expired	667,100	3,326

Outstanding at end of the fiscal year	18,880,300	3,188	5.78	336

Exercisable at end of the fiscal year	13,952,100	3,548	4.64	—

Convertible Bonds Plan
Summary of Activities Regarding Equity-Based Compensation Plan

A summary of the activities regarding the convertible bond plan during the fiscal year ended March 31, 2012 is as follows:

	Fiscal year ended March 31, 2012
	Number of shares	Weighted-average exercise price
		Yen
Outstanding at beginning of the fiscal year	548,500	6,931
Expired	(548,500)	6,931

Outstanding at end of the fiscal year	—